Warrants Liability	6 Months Ended
Dec. 31, 2025
Warrants Liability [Abstract]
WARRANTS LIABILITY
11.	WARRANTS LIABILITY

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Unlisted warrants ($5.00 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) (d)	-	2,023,500
Unlisted warrants ($7.00 exp. 7/2/2029) (a)	6,571,241	8,165,820
Unlisted warrants ($7.00 exp. 6/10/2031) (b)	26,958,453	-
Listed warrants ($11.50 exp. 27/2/2029) (e)	20,913,916	3,529,803
	81,643,610	40,919,123

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	40,919,123	37,864,064
Issue of unlisted warrants PIPE	-	3,104,593
Issue of unlisted warrants PIPE (derivative liability)	34,995,000	-
Exercise of warrants (note 12)	(74,409,654)	-
Gain/(Loss) on fair value of warrants (non-cash)	80,139,141	(49,534)
Balance at end of period	81,643,610	40,919,123

a)	PIPE Warrants issued on February 7, 2025

On February 7, 2025, a total of 4,910,000 warrants were issued to participants of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 7 February 2029. The warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price.

Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.325%
Expected life of warrants	4.00 years
Exercise price	$7.00
Issue date share price	$1.90

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

During the year a total of 3,315,000 warrants were exercised raising funds of $23,205,000  for the Company.

The fair value of the warrants granted is estimated as at 31 December 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,595,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.559%
Expected life of warrants	3.10 years
Exercise price	$7.00
Share price at 31 December 2025	$6.94
b)	PIPE Warrants issued on October 6, 2025

On October 6, 2025, a total of 10,000,000 warrants were issued to the broker who facilitated the  early October PIPE for the Company. The unlisted warrants are exercisable at US$7.00 each (subject to adjustments) on or before 6 October 2031.

The PIPE Investor Warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the PIPE Investor Warrants is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number of warrants issued	10,000,000
Dividend yield	0.00%
Expected volatility	87.5%
Risk-free interest rate	3.810%
Expected life of warrants	6.00 years
Exercise price	$7.00
Issue date share price	$7.98

As the fair value determined using the Black Scholes Model of the Warrants issued to the PIPE broker was in excess of the valuation, the difference in fair value of the derivative liability and consideration received (the Calibration Allowance) is deferred and amortised over the 6 years that the warrant are exercisable.

As at 31 December 2025, the fair value of the warrants is as follows:

Assumptions
Number of warrants issued	10,000,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.810%
Expected life of warrants	5.76 years
Exercise price	$7.00
Share price at 31 December 2025	$6.94

As at 31 December 2025, the roll-forward of the balance of Calibration Allowance is as follows:

Initial amount of Calibration Allowance as of October 6, 2025	26,025,000
Amortization of Calibration Allowance related to 10,000,000 warrants outstanding	(1,022,453)
Balance of Calibration Allowance at 31 December 2025	25,002,547

c)	Warrants issued on February 27, 2024 with exercise price of $5.00 (subject to adjustments)

On February 27, 2024, a total of 1,814,797 warrants were issued to Gem Global Yield LLC SCS (GEM) for a credit facility to be made available to the Company. The unlisted warrants are exercisable at $10.71 each (subject to adjustments) on or before 27 February 2027. The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted is estimated as at the date of grant using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

The fair value of the warrants issued is estimated as at 31 December 2025 using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.478%
Expected life of warrants	1.16 years
Exercise price	$5.00
Share price at 31 December 2025	$6.94

From March 1, 2025 the GEM Investor has the right to require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000. Accordingly, the GEM Warrants are valued at the higher amount of the fair value of the warrant and US$27,200,000.

d)	Additional warrants issued to Empery Asset Management LP

On June 17, 2024, a total of 1,000,000 warrants were issued to Empery Asset Management LP (Empery) to induce early conversion of the February 2024 warrants. The unlisted warrants are exercisable at $11.45 each (subject to adjustments) on or before 18 June 2029. The warrants are classified as derivative liabilities because it converts into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Issue date share price	$11.30

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

On October 15, 2025, Empery exercised all 1,000,000 of the warrants utilising the cashless exercise facility which resulting in the issuance of 835,474 CRML shares to Empery.

e)	Listed warrants

The Company has listed warrants on issue that are exercisable at $11.50 each on or before 27 February 2029 and trade under the ticker CRMLW. The public warrants are valued at the closing warrant trading price at reporting date.